UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Madison Street Partners, LLC
           -----------------------------------------------------
Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Matthew J. Arnett
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  303-815-1662
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              11/14/2008
---------------------              ---------------------              ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           44
                                         -----------
Form 13F Information Table Value Total:     $105,361
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ALTRIA GROUP, INC. CMN         COM              02209S103     1633   82346 SH       SOLE             SOLE      0    0
CALL/AXP(AXPAH)   @ 40 EXP     COM              25816109        25      86     CALL SOLE             SOLE      0    0
01/17/2009
ASCENT MEDIA CORPORATION CMN   COM              043632108       48    2000 SH       SOLE             SOLE      0    0
SERIES A
BERKSHIRE HATHAWAY INC. CLASS  COM              084670207     3823     870 SH       SOLE             SOLE      0    0
B
PUT/BBY(WBYMH)   @ 40 EXP      COM              86516101        41      50     PUT  SOLE             SOLE      0    0
01/16/2010
CANADIAN NATURAL RESOURCES CMN COM              136385101     1643   24000 SH       SOLE             SOLE      0    0
PUT/CCL(CCLPG)   @ 35 EXP      COM              14365C103       13      25     PUT  SOLE             SOLE      0    0
04/18/2009
CHESAPEAKE ENERGY CORPORATION  COM              165167107     1165   32500 SH       SOLE             SOLE      0    0
CMN
CHIPOTLE MEXICAN GRILL, INC.   COM              169656204     7582  162190 SH       SOLE             SOLE      0    0
CMN CLASS B
COMCAST CORPORATION CMN CLASS  COM              20030N200     5911  299747 SH       SOLE             SOLE      0    0
A NON VOTING
CURRENCYSHARES JAPANESE YEN    COM              23130A102     1211   12900 SH       SOLE             SOLE      0    0
TRUST EXCHANGE TRADED FUND
ETF
DEVON ENERGY CORPORATION (NEW) COM              25179M103      684    7500 SH       SOLE             SOLE      0    0
CMN
FAIRFAX FINANCIAL HLDGS LTD    COM              303901102     8212   25000 SH       SOLE             SOLE      0    0
CMN
GRAY TELEVISION INC CMN        COM              389375106      381  221775 SH       SOLE             SOLE      0    0
WTS/HD PARTNERS ACQUISITION    *W EXP           40415K118        1  101350 SH       SOLE             SOLE      0    0
CORPORATION EXP06/01/2010      06/01/2010
HUDSON CITY BANCORP INC CMN    COM              443683107     7955  431209 SH       SOLE             SOLE      0    0
ISHARES RUSSELL 2000 INDEX     COM              464287655     9928  146000 SH       SOLE             SOLE      0    0
FUND
CALL/LVLT FLEX AMER  @ 4 EXP   COM              52729N900       13     250     CALL SOLE             SOLE      0    0
01/12/2010
LIBERTY GLOBAL, INC. CMN       COM              530555309     1886   67146 SH       SOLE             SOLE      0    0
SERIES C
LORILLARD, INC. CMN            COM              544147101     1778   25000 SH       SOLE             SOLE      0    0
MARKET VECTORS ETF TR GOLD     COM              57060U100      101    3000 SH       SOLE             SOLE      0    0
MINERS INDEX FD ETF FUND
MARKET VECTORS ETF TR- GLOBAL  COM              57060U605       55    1500 SH       SOLE             SOLE      0    0
AGRIBUSINESS ETF ETF
MICROSOFT CORPORATION CMN      COM              594918104     8438  316156 SH       SOLE             SOLE      0    0
NORDSTROM INC CMN              COM              655664100     1441   50000 SH       SOLE             SOLE      0    0
NYSE EURONEXT, INC. CMN        COM              629491101     1198   30600 SH       SOLE             SOLE      0    0
PEOPLES UNITED FINANCIAL INC   COM              712704105     1550   80532 SH       SOLE             SOLE      0    0
CMN
POWERSHARES AEROSPACE &        COM              73935X690       85    5000 SH       SOLE             SOLE      0    0
DEFENSE PORTFOLIO ETF
POWERSHARES WATER RES PORTF    COM              73935X575       55    3000 SH       SOLE             SOLE      0    0
EXCHANGE TRADED FUND
SAMSON OIL & GAS LTD SPONSORED SPON ADR         796043107      276  224393 SH       SOLE             SOLE      0    0
ADR CMN
WTS/SP ACQUISITION HOLDINGS IN COM              78470A112       67  223500 SH       SOLE             SOLE      0    0
7.5000 EXP10/10/2012
SP ACQUISITION HOLDINGS INC. 1 *W EXP           78470A203      576   60706 SH       SOLE             SOLE      0    0
UNT=1SHR+1WTS                  10/10/2010
CALL/GLD(KFFAK)   @ 89 EXP     COM              78463V107       34      25     CALL SOLE             SOLE      0    0
01/16/2010
SPDR GOLD TRUST ETF            COM              78463V107     2552   30000 SH       SOLE             SOLE      0    0
SPDR S&P HOMEBUILDERS ETF ETF  COM              78464A888     1586   80641 SH       SOLE             SOLE      0    0
STD & PRS 400 MID-CAP DEP RCPT COM              595635103    25506  193528 SH       SOLE             SOLE      0    0
MIDCAP 'SPDR'
STEIN MART INC CMN             COM              858375108      575  147195 SH       SOLE             SOLE      0    0
SUNCOR ENERGY INC. CMN         COM              867229106      632   15000 SH       SOLE             SOLE      0    0
TARGET CORPORATION CMN         COM              87612E106     1108   22600 SH       SOLE             SOLE      0    0
U.S. BANCORP CMN               COM              902973304     3994  110889 SH       SOLE             SOLE      0    0
ULTRASHORT MSCI EMERGING       COM              74347R354      145    1500 SH       SOLE             SOLE      0    0
MARKETS PROSHARES - ETF
UNION PACIFIC CORP. CMN        COM              907818108       71    1000 SH       SOLE             SOLE      0    0
UNITED STATES GASOLINE FD, LP  COM              91201T102       74    1500 SH       SOLE             SOLE      0    0
EXCHANGE TRADED FUND
UNITED STATES NATURALGAS FD LP COM              912318102      666   20000 SH       SOLE             SOLE      0    0
ETF
WESTFIELD FINANCIAL, INC. CMN  COM              96008P104      628   61052 SH       SOLE             SOLE      0    0
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